STATUTORY RESERVES AND RESTRICTED NET ASSETS (Details) ¥ in Thousands	Dec. 31, 2022 CNY (¥)
Statutory Reserves and Restricted Net Assets [Abstract]
Minimum percentage of after-tax profit transferred by PRC subsidiaries to general reserve fund (as a percent)	10.00%
Maximum percentage criteria for appropriation of after-tax profit of PRC subsidiaries to general reserve fund (as a percent)	50.00%
Restricted net assets (in Yuan Renminbi)	¥ 2,612,000